Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note 4. Income Taxes

     For the three months ended March 31, 2012, income tax expense attributable to continuing operations was $23,970, representing an effective tax rate of 36%. The effective tax rate differs from the federal statutory rate of 35% due primarily to state income tax expense of $1,354, tax expense of $764 related to uncertain tax positions, including accrued interest, partially offset by a tax benefit of $2,015 resulting from a decrease in the valuation allowance with regard to certain local income tax credit carry forwards.

     For the three months ended March 31, 2011, income tax expense attributable to continuing operations was $23,136, representing an effective tax rate of 44%. The effective tax rate differs from the federal statutory rate of 35% due primarily to state income tax expense of $2,803, tax expense of $1,523 related to uncertain tax positions, including accrued interest and tax expense of $385 resulting from an increase in the valuation allowance with regard to certain local income tax credit carry forwards.

     At March 31, 2012, the Company had federal net operating loss carry forwards ("NOLs") of approximately $96,000, expiring on various dates from 2023 through 2025, and foreign tax credit carry forwards of approximately $14,800, expiring on various dates from 2014 through 2022. The Company has recorded a deferred tax asset related to $74,000 of such NOLs. A deferred tax asset has not been recorded for the remaining NOL of $22,000 as this portion relates to excess tax benefits that have not yet been realized (as determined on a 'with-and-without' approach), including 'windfall' deductions on share-based compensation awards and amortization of certain tax deductible goodwill. Upon realization as a reduction in tax liability, such excess tax benefits will be recorded as an increase to paid-in capital with regard to share-based compensation awards and as a decrease in goodwill with regard to certain tax deductible goodwill.

     Under the Company's Tax Disaffiliation Agreement with Cablevision, Cablevision is liable for all income taxes of the Company for periods prior to the Distribution except for New York City Unincorporated Business Tax. The City of New York is currently auditing the Company's Unincorporated Business Tax Returns for the years 2006 through 2008.

Note 12. Income Taxes

Income tax expense attributable to continuing operations consists of the following components:

	Years Ended December 31,
	2011	2010	2009
Current expense:
Federal	$2,333	$-	$-
State and foreign	6,489	4,360	3,326
	8,822	4,360	3,326
Deferred expense:
Federal	62,131	62,078	46,959
State	7,029	18,666	15,016
	69,160	80,744	61,975
Taxexpense relating to uncertain tax
positions, including accrued interest	6,266	2,969	5,106
Income taxexpense	$84,248	$88,073	$70,407

     Income tax expense attributable to discontinued operations is classified as deferred income tax expense for all periods presented (see Note 5).

A reconciliation of the federal statutory income tax rate to the effective income tax rate is as follows:

	Years Ended December 31,
	2011	2010	2009

U.S. federal statutory income taxrate	35%	35%	35%
State and local income taxes, net of federal benefit	4	5	6
Changes in the valuation allowance	(1)	1	1
Change in the state rate used to measure deferred taxes,
net of federal benefit	-	1	-
Taxexpense relating to uncertain taxpositions,
including accrued interest, net of deferred taxbenefits	2	1	2
Effective income taxrate	40%	43%	44%

     The tax effects of temporary differences that give rise to significant components of deferred tax assets or liabilities at December 31, 2011 and 2010 are as follows:

	December 31,
	2011	2010
Deferred Tax Asset (Liability)
Current
NOLs and tax credit carry forwards	$55,322	$-
Compensation and benefit plans	7,323	3,235
Allowance for doubtful accounts	1,029	2,725
Other liabilities	127	1,821
Deferred tax asset	63,801	7,781
Valuation allowance	(4,529)	(265)
Net deferred taxasset, current	59,272	7,516

Noncurrent
NOLs and tax credit carry forwards	22,737	120,687
Compensation and benefit plans	10,944	22,964
Fixed assets and intangible assets	14,771	18,782
Interest rate swap contracts	7,064	-
Other liabilities	4,377	3,688
Deferred tax asset	59,893	166,121
Valuation allowance	(4,252)	(5,668)
Net deferred taxasset, noncurrent	55,641	160,453

Investments in partnerships	(107,546)	(119,203)
Deferred tax liability, noncurrent	(107,546)	(119,203)

Net deferred taxasset (liability), noncurrent	(51,905)	41,250

Total net deferred tax asset	$7,367	$48,766

     At December 31, 2011, the Company had federal net operating loss carry forwards ("NOLs") of approximately $143,000, expiring on various dates from 2023 through 2025 and foreign tax credit carry forwards of approximately $14,000 expiring on various dates from 2014 through 2021.

     At December 31, 2011, the liability for uncertain tax positions was $10,465, excluding the related accrued interest liability of $2,216 and deferred tax assets of $4,484. All of such unrecognized tax benefits, if recognized, would reduce the Company's income tax expense and effective tax rate. As of the Distribution date, liabilities for uncertain tax positions of $56,409, accrued interest of $1,284, and the related deferred tax assets of $2,358 were eliminated and recorded as a deemed capital contribution, net in the consolidated statement of stockholders' (deficiency) equity as the liability for such uncertain tax positions became an obligation of Cablevision. Under the Company's Tax Disaffiliation Agreement with Cablevision, Cablevision is liable for all income taxes of the Company for periods prior to the Distribution except for New York City Unincorporated Business Tax.

     In January 2011, the Company settled a New York City Unincorporated Business Tax audit for the years 2003 through 2005 for $1,361 in additional tax plus accrued interest of $892. The City of New York is currently auditing the Company's Unincorporated Business Tax returns for the years 2006 through 2008.

     A reconciliation of the beginning to ending amount of the liability for uncertain tax positions (excluding related accrued interest and deferred tax benefit) is as follows:

Balance at December 31, 2010	$63,580
Increases related to prior year taxpositions	2,182
Increases related to current year tax positions	2,473
Settlements	(1,361)
Elimination of liability that became an
obligation of Cablevision upon the
Distribution	(56,409)
Balance at December 31, 2011	$10,465

     Interest expense (net of the related deferred tax benefit) of $969 has been recognized during the year ended December 31, 2011 and is included in income tax expense in the consolidated statement of income. At December 31, 2011 and 2010, the liability for uncertain tax positions and related accrued interest noted above are included in other liabilities in the consolidated balance sheets.

     For periods prior to the Distribution, the Company's taxable income or loss was included in the consolidated federal and certain state and local income tax returns of Cablevision. Consequently, income tax expense for such periods is based on the taxable income of the Company on a separate tax return basis. The reductions in taxes payable during such periods realized by the Company through the utilization of Cablevision's NOLs or by Cablevision through the utilization of the Company's NOLs or credits are reflected as deemed capital contributions or distributions, respectively, in the periods of utilization and are adjusted for true-ups in subsequent periods. Accordingly, deemed capital contributions, net of $36,867 and $52,824 were recorded in the consolidated statement of stockholders' (deficiency) equity for the years ended December 31, 2011 and 2010, respectively, to reflect the estimated NOLs of Cablevision used by the Company. In addition, deemed capital distributions, net of $2,586 and $20,066 were recorded in the consolidated statements of stockholders' (deficiency) equity for the years ended December 31, 2011 and 2009, respectively, to reflect the estimated New York City Unincorporated Business Tax credits and NOLs, respectively, of the Company used by Cablevision.

     As a result of the Distribution, the following adjustments to the deferred tax assets and liabilities were recorded as a deemed capital distribution, net in the consolidated statement of stockholders' (deficiency) equity for the year ended December 31, 2011: (i) a decrease in the net deferred tax assets of $2,302 to reflect the lower stand-alone estimated applicable corporate tax rates, (ii) a decrease in the deferred tax asset for share-based awards of $7,292 to eliminate the portion of the deferred tax asset relating to share-based compensation expense attributable to Cablevision corporate employees that was allocated to the Company prior to the Distribution, and (iii) a decrease in the deferred tax asset of $1,314 to reflect that certain compensation awards are no longer anticipated to be realized as a tax deduction pursuant to Internal Revenue Code Section 162(m).